Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	¥ 3,906,227	$ 561,094	¥ 2,884,186	¥ 4,011,784
Net cash used for investing activities	(11,749,571)	(1,687,720)	(20,949,094)	(10,660,674)
Net cash provided by financing activities	7,880,306	1,131,934	23,474,959	6,561,110
Effect of exchange rate changes on cash, cash equivalents and restricted cash	112,265	16,127	617,386	(143,417)
Net (decrease)/increase in cash, cash equivalents and restricted cash	149,227	21,435	6,027,437	(231,197)
Cash, cash equivalents and restricted cash at the beginning of the year	6,760,447	971,077	733,010	964,207
Cash, cash equivalents and restricted cash at the end of the year	6,909,674	992,512	6,760,447	733,010
iQIYI, INC
Condensed Cash Flow Statements Captions [Line Items]
Net cash provided by/(used for) operating activities	(122,370)	(17,577)	87,322	55,245
Net cash used for investing activities	(7,268,873)	(1,044,108)	(17,575,740)	(10,468,969)
Net cash provided by financing activities	7,489,321	1,075,774	19,703,701	10,528,236
Effect of exchange rate changes on cash, cash equivalents and restricted cash	95,695	13,746	269,735	(217,839)
Net (decrease)/increase in cash, cash equivalents and restricted cash	193,773	27,835	2,485,018	(103,327)
Cash, cash equivalents and restricted cash at the beginning of the year	2,580,908	370,724	95,890	199,217
Cash, cash equivalents and restricted cash at the end of the year	¥ 2,774,681	$ 398,559	¥ 2,580,908	¥ 95,890